Davis Global Fund
Davis International Fund
(portfolios of Davis New York Venture Fund, Inc.)
July 31, 2026
The Equity Specialists

DAVIS GLOBAL FUND
Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (99.29%)
COMMUNICATION SERVICES – (10.20%)
Media & Entertainment – (10.20%)
Alphabet Inc., Class C	51,419	$18,338,586
AppLovin Corp., Class A *	70,040	27,728,836
ASAC II L.P. *(a)(b)(c)	35,352	38,268
Meta Platforms, Inc., Class A	43,770	24,367,197
NetEase, Inc., ADR (China)	116,050	15,465,984
Pinterest, Inc., Class A *	365,500	8,775,655
Total Communication Services		94,714,526
CONSUMER DISCRETIONARY – (27.10%)
Automobiles & Components – (1.63%)
AUMOVIO SE (Germany) *	328,370	15,161,842
Consumer Discretionary Distribution & Retail – (11.59%)
Amazon.com, Inc. *	100,638	27,331,268
Prosus N.V., Class N (Netherlands)	781,817	36,333,223
Sea Limited, Class A, ADR (Singapore) *	412,020	43,979,015
		107,643,506
Consumer Services – (13.88%)
Entain plc (United Kingdom)	1,737,429	12,719,929
Meituan, Class B (China) *	2,000,799	23,622,387
MGM Resorts International *	865,390	38,570,432
Trip.com Group Ltd., ADR (China) *	1,147,190	53,929,402
		128,842,150
Total Consumer Discretionary		251,647,498
CONSUMER STAPLES – (7.44%)
Food, Beverage & Tobacco – (7.44%)
JBS N.V., Class A (Brazil)	2,980,540	41,787,170
Tyson Foods, Inc., Class A	470,380	27,263,225
Total Consumer Staples		69,050,395
ENERGY – (4.70%)
Devon Energy Corp.	967,344	43,656,235
Total Energy		43,656,235
FINANCIALS – (11.82%)
Financial Services – (7.75%)
Capital Markets – (4.21%)
Julius Baer Group Ltd. (Switzerland)	444,984	39,123,247
Consumer Finance – (3.02%)
Capital One Financial Corp.	133,916	27,989,783
Financial Services – (0.52%)
Berkshire Hathaway Inc., Class B *	9,469	4,843,772
		71,956,802
Insurance – (4.07%)
Life & Health Insurance – (2.26%)
AIA Group Ltd. (Hong Kong)	1,542,980	15,554,612
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	725,160	5,417,504
		20,972,116
Property & Casualty Insurance – (1.81%)
Markel Group Inc. *	8,920	16,790,473
		37,762,589
Total Financials		109,719,391
HEALTH CARE – (14.34%)
Health Care Equipment & Services – (9.82%)
Cigna Group	47,070	13,134,883
CVS Health Corp.	360,078	37,602,946
Solventum Corp. *	286,759	24,500,689
UnitedHealth Group Inc.	38,340	15,888,096
		91,126,614
Pharmaceuticals, Biotechnology & Life Sciences – (4.52%)
Viatris Inc.	2,391,560	41,995,793
Total Health Care		133,122,407
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (14.51%)
Capital Goods – (5.40%)
Contemporary Amperex Technology Co., Ltd. -A (China)	231,792	$13,654,773
ITOCHU Corp. (Japan)	1,087,000	13,641,427
SANY Heavy Industry Co., Ltd - H (China)	8,481,800	22,808,943
		50,105,143
Transportation – (9.11%)
DiDi Global Inc., Class A, ADS (China) *	7,621,508	26,980,139
Full Truck Alliance Co. Ltd., Class A, ADR (China)	6,071,470	57,618,250
		84,598,389
Total Industrials		134,703,532
INFORMATION TECHNOLOGY – (7.18%)
Semiconductors & Semiconductor Equipment – (1.42%)
Silergy Corp. (Taiwan)	1,057,000	13,165,455
Software & Services – (2.29%)
SAP SE (Germany)	116,120	21,284,228
Technology Hardware & Equipment – (3.47%)
Samsung Electronics Co., Ltd. (South Korea)	184,820	32,168,806
Total Information Technology		66,618,489
MATERIALS – (2.00%)
LyondellBasell Industries N.V.	299,370	18,584,890
Total Materials		18,584,890
TOTAL COMMON STOCK – (Identified cost $705,316,757)		921,817,363

	Principal	Value
SHORT-TERM INVESTMENTS – (0.74%)
Brean Capital LLC Joint Repurchase Agreement, 3.64%, 08/03/26 (d)	$1,288,000	$1,288,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.64%, 08/03/26 (e)	2,061,000	2,061,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.64%, 08/03/26 (f)	3,552,000	3,552,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,901,000)		6,901,000
Total Investments – (100.03%) – (Identified cost $712,217,757)		928,718,363
Liabilities Less Other Assets – (0.03%)		(305,732)
Net Assets – (100.00%)		$928,412,631

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $38,268 or 0.004% of the Fund's net assets as of July 31, 2026.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)
Dated 07/31/26, repurchase value of $1,288,391 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.00%-7.00%, 09/01/29-05/20/66, total fair value $1,313,760).

DAVIS GLOBAL FUND
Schedule of Investments - (Continued)
July 31, 2026 (Unaudited)
(e)	Dated 07/31/26, repurchase value of $2,061,625 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 6.50%, 12/01/33-04/01/55, total fair value $2,102,220).
(f)
Dated 07/31/26, repurchase value of $3,553,077 (collateralized by: U.S. Government agency mortgage and obligations in a pooled cash account, 0.00%-5.11%, 01/15/30-12/15/33, total fair value $3,623,040).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS INTERNATIONAL FUND
Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (96.54%)
COMMUNICATION SERVICES – (2.36%)
Media & Entertainment – (2.36%)
NetEase, Inc., ADR (China)	48,110	$6,411,620
Total Communication Services		6,411,620
CONSUMER DISCRETIONARY – (30.49%)
Automobiles & Components – (2.65%)
AUMOVIO SE (Germany) *	155,640	7,186,372
Consumer Discretionary Distribution & Retail – (13.89%)
JD.com, Inc., Class A, ADR (China)	64,425	2,126,669
Naspers Ltd. - N (South Africa)	135,690	7,129,509
Prosus N.V., Class N (Netherlands)	272,485	12,663,140
Sea Limited, Class A, ADR (Singapore) *	148,210	15,819,936
		37,739,254
Consumer Services – (13.95%)
Delivery Hero SE (Germany) *	11,730	511,343
Entain plc (United Kingdom)	986,309	7,220,888
Meituan, Class B (China) *	831,528	9,817,416
Restaurant Brands International Inc. (Canada)	65,530	4,850,531
Trip.com Group Ltd., ADR (China) *	329,480	15,488,855
		37,889,033
Total Consumer Discretionary		82,814,659
CONSUMER STAPLES – (6.23%)
Food, Beverage & Tobacco – (6.23%)
JBS N.V., Class A (Brazil)	1,206,930	16,921,159
Total Consumer Staples		16,921,159
FINANCIALS – (21.11%)
Banks – (5.48%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	72,770	4,460,073
Danske Bank A/S (Denmark)	139,372	8,020,812
Metro Bank Holdings PLC (United Kingdom) *	1,008,398	2,408,474
		14,889,359
Financial Services – (6.50%)
Capital Markets – (6.50%)
Julius Baer Group Ltd. (Switzerland)	181,350	15,944,396
Noah Holdings Ltd., Class A, ADS (China)	201,476	1,702,472
		17,646,868
Insurance – (9.13%)
Life & Health Insurance – (9.13%)
AIA Group Ltd. (Hong Kong)	1,305,240	13,157,981
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,559,720	11,652,310
		24,810,291
Total Financials		57,346,518
INDUSTRIALS – (17.72%)
Capital Goods – (9.34%)
Contemporary Amperex Technology Co., Ltd. -A (China)	90,497	5,331,142
ITOCHU Corp. (Japan)	900,500	11,300,924
SANY Heavy Industry Co., Ltd - H (China)	3,245,260	8,727,033
		25,359,099
Transportation – (8.38%)
DiDi Global Inc., Class A, ADS (China) *	2,869,656	10,158,583
Full Truck Alliance Co. Ltd., Class A, ADR (China)	1,329,227	12,614,364
		22,772,947
Total Industrials		48,132,046
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (11.84%)
Semiconductors & Semiconductor Equipment – (3.34%)
Silergy Corp. (Taiwan)	462,000	$5,754,437
Tokyo Electron Ltd. (Japan)	9,940	3,323,310
		9,077,747
Software & Services – (3.73%)
SAP SE (Germany)	55,230	10,123,389
Technology Hardware & Equipment – (4.77%)
Samsung Electronics Co., Ltd. (South Korea)	74,410	12,951,417
Total Information Technology		32,152,553
MATERIALS – (4.13%)
Teck Resources Ltd., Class B (Canada)	98,380	5,926,411
Vale S.A., ADR (Brazil)	351,930	5,300,066
Total Materials		11,226,477
REAL ESTATE – (2.66%)
Real Estate Management & Development – (2.66%)
KE Holdings Inc., Class A, ADR (China)	426,930	7,236,463
Total Real Estate		7,236,463
TOTAL COMMON STOCK – (Identified cost $207,969,368)		262,241,495

	Principal	Value
SHORT-TERM INVESTMENTS – (4.81%)
Brean Capital LLC Joint Repurchase Agreement, 3.64%, 08/03/26 (a)	$2,438,000	$2,438,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.64%, 08/03/26 (b)	3,901,000	3,901,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.64%, 08/03/26 (c)	6,726,000	6,726,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $13,065,000)		13,065,000
Total Investments – (101.35%) – (Identified cost $221,034,368)		275,306,495
Liabilities Less Other Assets – (1.35%)		(3,673,967)
Net Assets – (100.00%)		$271,632,528

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Dated 07/31/26, repurchase value of $2,438,740 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.00%-7.00%, 09/01/29-05/20/66, total fair value $2,486,760).

(b)	Dated 07/31/26, repurchase value of $3,902,183 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 5.00%, 09/01/51-12/01/55, total fair value $3,979,020).
(c)
Dated 07/31/26, repurchase value of $6,728,040 (collateralized by: U.S. Government agency mortgage and obligations in a pooled cash account, 0.00%-5.11%, 01/15/30-12/15/33, total fair value $6,860,520).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments
July 31, 2026 (Unaudited)
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments - (Continued)
July 31, 2026 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of July 31, 2026 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Global Fund	Davis International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$94,676,258	$6,411,620
Consumer Discretionary	163,810,117	38,285,991
Consumer Staples	69,050,395	16,921,159
Energy	43,656,235	–
Financials	49,624,028	6,162,545
Health Care	133,122,407	–
Industrials	84,598,389	22,772,947
Materials	18,584,890	11,226,477
Real Estate	–	7,236,463
Total Level 1	657,122,719	109,017,202
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	87,837,381	44,528,668
Financials	60,095,363	51,183,973
Industrials	50,105,143	25,359,099
Information Technology	66,618,489	32,152,553
Short-Term Investments	6,901,000	13,065,000
Total Level 2	271,557,376	166,289,293
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	38,268	–
Total Level 3	38,268	–
Total Investments	$928,718,363	$275,306,495

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended July 31, 2026. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at July 31, 2026 was $1,785 for Davis Global Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at November 1, 2025	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2026
Davis Global Fund
Investments in Securities:
Common Stock	$36,483	$–	$–	$1,785	$–	$–	$–	$38,268
Total Level 3	$36,483	$–	$–	$1,785	$–	$–	$–	$38,268

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments - (Continued)
July 31, 2026 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at July 31, 2026	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$38,268	Income Approach / Discounted Cash Flow	Annualized Yield	5.133%	Decrease
Total Level 3	$38,268
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At July 31, 2026, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global Fund	Davis International Fund
Cost	$719,995,764	$226,668,216

Unrealized appreciation	232,695,840	59,123,307
Unrealized depreciation	(23,973,241)	(10,485,028)
Net unrealized appreciation	$208,722,599	$48,638,279